SUPPLEMENT DATED MAY 1, 2015
To Prospectus dated May 1, 1987

PACER CHOICE VARIABLE LIFE
Issued Through Monumental Life Separate Account VL E

By
Transamerica Premier Life Insurance Company
(Formerly, Monumental Life Insurance Company)

 The following information hereby supplements or amends, and to the extent inconsistent replaces, certain information contained in your prospectus:

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Please note the following:

Effective July 1, 2014, Monumental Life Insurance Company changed its name to Transamerica Premier Life Insurance Company.  Any references in your prospectus should be changed to read Transamerica Premier Life Insurance Company.

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Please add the following to your prospectus:

Cyber Security

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your cash value. For instance, cyber-attacks may:  interfere with our processing of Policy transactions, including the processing of orders from our website or with the portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. There can be no assurance that we, the portfolios or our service providers will avoid losses affecting your Policy that result from cyber-attacks or information security breaches.

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Illustrations

The information included in the Illustrations section is out-of-date and should not be relied upon.

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PLEASE RETAIN THIS SUPPLEMENT WITH YOUR 1987 PRODUCT PROSPECTUS